Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,422,689,661.02
Previously Paid Amount	0.00
Total Fee Amount	196,473.45
Total Offset Amount	0.00
Net Fee	$ 196,473.45